STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Cash flows from operating activities:
Loss	$ (25,162)	$ (208,698)
Change in operating assets and liabilities:
Prepaid expenses		(395,843)
Accrued expenses	8,474	42,308
Net cash used in operating activities:	(16,688)	(562,233)
Cash flows from investing activities:
Principal deposited in trust account:		(310,000,000)
Net cash used in investing activities:		(310,000,000)
Cash flows from financing activities:
Proceeds from note payable to Sponsor	175,000	125,000
Repayment of note payable to Sponsor		(300,000)
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from initial public offering, net of underwriters' compensation		303,800,000
Proceeds from issuance of Private Placement Warrants		8,200,000
Payment of offering costs	(57,250)	(348,761)
Net cash provided by financing activities:	142,750	311,476,239
Net change in cash	126,062	914,006
Cash at beginning of period		126,062
Cash at end of period	126,062	1,040,068
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation		10,850,000
Offering costs payable	$ 232,959	194,619
Initial classification of ordinary shares subject to possible redemption		285,639,010
Change in ordinary shares subject to possible redemption		$ 9,468,540